Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and balances with central banks	€ 70,353	€ 90,214
Loans and advances to banks	21,770	16,709
Financial assets at fair value through profit or loss 4,6
– Trading assets	72,897	60,229
– Non-trading derivatives	2,463	2,028
– Designated as at fair value through profit or loss	5,740	5,775
– Mandatorily at fair value through profit or loss	56,481	54,983
Financial assets at fair value through other comprehensive income	46,389	41,116
Securities at amortised cost	50,273	48,313
Loans and advances to customers 7	683,611	647,313
Investments in associates and joint ventures 8	1,679	1,509
Property and equipment 9	2,434	2,399
Intangible assets 10	1,334	1,198
Current tax assets	485	311
Deferred tax assets 33	1,001	1,085
Other assets 11	6,945	7,117
Total assets	1,023,856	980,299
Liabilities
Deposits from banks 12	16,723	23,257
Customer deposits 13	691,661	650,276
Financial liabilities at fair value through profit or loss 14
– Trading liabilities	35,255	37,220
– Non-trading derivatives	2,101	2,019
– Designated as at fair value through profit or loss	49,543	55,400
Current tax liabilities	276	396
Deferred tax liabilities 33	1,209	1,447
Provisions 15	774	920
Other liabilities 16	12,369	13,667
Debt securities in issue2	142,367	124,670
Subordinated loans 18	17,878	15,401
Total liabilities	970,158	924,671
Equity 19
Share capital and share premium	17,148	17,151
Other reserves	(687)	(2,767)
Retained earnings	36,243	40,299
Shareholders’ equity (parent)	52,703	54,684
Non-controlling interests	995	944
Total equity	53,698	55,628
Total liabilities and equity	€ 1,023,856	€ 980,299